Fair Value - Information about Significant Unobservable Inputs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 139,834	€ 139,711
Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 81,253	€ 84,344
Level III [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Direct capitalization technique
Significant unobservable input	Capitalization rate
Level III [member] | Real estate held for own use [member] | Appraisal value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Appraisal value
Significant unobservable input	n.a.
Level III [member] | Real estate held for own use [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Shares [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Broker quote
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Credit spread
Range (weighted average)	3.38%
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Discounted cash flow [member] | Tax credit investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Discount rate
Range (weighted average)	6.80%	5.80%
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Longevity swap [member] | Mortality rates [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Mortality
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Direct capitalization technique
Significant unobservable input	Capitalization rate
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Appraisal value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Appraisal value
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Capitalization rates [member] | Direct capitalization technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input	Capitalization rate
Level III [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Own credit spread
Level III [member] | Longevity swap liability [member] | Mortality rates [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Mortality
Level III [member] | Other [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Bottom of range [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	8.25%	6.00%
Level III [member] | Bottom of range [member] | Available-for-sale financial assets [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)		1.04%
Level III [member] | Bottom of range [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	4.25%	3.00%
Level III [member] | Bottom of range [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.25%	0.20%
Level III [member] | Top of range [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	9.50%	10.00%
Level III [member] | Top of range [member] | Available-for-sale financial assets [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)		2.72%
Level III [member] | Top of range [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	7.50%	10.00%
Level III [member] | Top of range [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.40%	0.30%
Level III [member] | Weighted average [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	8.90%	7.90%
Level III [member] | Weighted average [member] | Available-for-sale financial assets [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)		2.64%
Level III [member] | Weighted average [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	4.40%	5.90%
Level III [member] | Weighted average [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.30%	0.22%
Level III [member] | Recurring fair value measurement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 7,592	€ 6,689
Level III [member] | Recurring fair value measurement [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	5,352	4,065
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	263	307
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	108	35
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member] | Direct capitalization technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	53	157
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member] | Appraisal value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	101	115
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,976	2,318
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	241	288
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	205	231
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	36	57
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,242	1,447
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	240	297
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	985	1,034
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	17	116
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	493	583
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	24	31
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	34	24
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Discounted cash flow [member] | Tax credit investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	435	528
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,243	609
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,226	604
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	17	4
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,376	1,255
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,334	1,246
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	42	9
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Longevity swap [member] | Mortality rates [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	33	24
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value		30
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	33	54
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	2,700	2,147
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	123	155
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Appraisal value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	2,150	1,495
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member] | Capitalization rates [member] | Direct capitalization technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	427	496
Level III [member] | Recurring fair value measurement [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	2,484	1,831
Level III [member] | Recurring fair value measurement [member] | Longevity swap liability [member] | Mortality rates [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	5	10
Level III [member] | Recurring fair value measurement [member] | Other [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value		3
Level III [member] | Recurring fair value measurement [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 2,489	€ 1,845